Organization and Summary of Significant Accounting Policies Organization and Summary of Significant Accounting Policies - Initial Public Offering (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended	12 Months Ended
	Dec. 09, 2015	Jan. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Mar. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Common stock, shares outstanding				20,543,130	20,863,399	20,712,166
IPO [Member]
Class of Stock [Line Items]
Common stock, shares outstanding		16,448,750
Common Stock | IPO [Member]
Class of Stock [Line Items]
Conversion of members’ equity into common stock (in shares)		8,636,250
Issuance of common stock, net of issuance costs (in shares)		8,984,375
Share Price (in dollars per share)		$ 11.00
Stock repurchased during period (in shares)			1,171,875
Proceeds from issuance of common stock, net of repurchase payments			$ 75.8
Common Stock | Over-Allotment Option [Member]
Class of Stock [Line Items]
Issuance of common stock, net of issuance costs (in shares)	525,000	1,171,875
Common Stock | Follow-on offering [Member]
Class of Stock [Line Items]
Issuance of common stock, net of issuance costs (in shares)	4,025,000
Share Price (in dollars per share)	$ 12.50
Proceeds from issuance of common stock, net of repurchase payments				$ 47.3
Common stock, shares outstanding	20,541,546